UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7920

High Income Opportunity Fund Inc.
 (Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  September 30
Date of reporting period: March 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                  HIGH INCOME

                             ---------------------

                             Opportunity Fund Inc.

                               [GRAPHIC OMITTED]

                                                              Semi-Annual Report
                                                              March 31, 2004

================================================================================
                                 WHAT'S INSIDE
================================================================================

Letter from the Chairman ...................................................   1

Schedule of Investments ....................................................   5

Statement of Assets and Liabilities ........................................  21

Statement of Operations ....................................................  22

Statements of Changes in Net Assets ........................................  23

Notes to Financial Statements ..............................................  24

Financial Highlights .......................................................  28

Financial Data .............................................................  29

Additional Shareholder Information .........................................  30

Dividend Reinvestment Plan .................................................  31

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

The performance of the high-yield bond market(i) over the six months ending March 31, 2004, was spurred by an improving economy, which benefited from a mid-year cut in interest rates. Strong inflows into high-yield bond funds throughout much of the period drove demand for high-yield bonds, propelling the market higher through the end of December. Better-than-expected quarterly earnings and lower default rates also contributed to this strong demand, while increased capital market transactions fortified the balance sheets of corporate bond issuers. Although the market's tone was more tempered in 2004 than it had been in the final quarter of 2003, as of the period's close, corporate fundamentals have remained strong and yields on high-yield issues finished significantly above those on higher-rated bonds.

During the six months ended March 31, 2004 the High Income Opportunity Fund Inc., returned 5.28% based on its New York Stock Exchange ("NYSE") market price, and 7.49% based on its net asset value ("NAV")(ii) per share. In comparison, the Citigroup High Yield Market Index ("High Yield Index")(iii) returned 8.33% over the same period. The fund's Lipper high current yield closed-end funds category average returned 8.83% over the same time frame.(iv) Please note that Lipper performance returns are based on each fund's NAV.

During this six-month period, the fund made distributions to shareholders totaling $0.30 per share. The performance table shows the fund's 30-day SEC yields as well as its six-month total return based on its NAV and market price as of March 31, 2004. Past performance is no guarantee of future results. The fund's yields will vary. Please note that high-yield bonds are subject to additional risks, such as the increased risk of default and greater volatility because of the lower credit quality of these issues.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              1

--------------------------------------------------------------------------------
                                FUND PERFORMANCE
                              AS OF MARCH 31, 2004

--------------------------------------------------------------------------------
                                         30-Day                      Six-Month
     Price Per Share                    SEC Yield                   Total Return
--------------------------------------------------------------------------------
       $7.30 (NAV)                        7.11%                        7.49%
--------------------------------------------------------------------------------
       $7.16 (NYSE)                       7.25%                        5.28%
--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. The fund's yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The "SEC yield" is a return figure often quoted by bond and other fixed income mutual funds. This quotation is based on the most recent 30-day (or one month) period covered by the fund's filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund's expenses for the period. These yields are as of March 31, 2004 and are subject to change.
--------------------------------------------------------------------------------

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Looking for Additional Information?

The fund is traded under the symbol "HIO" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XHIOX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial web sites as well as www.citigroupassetmanagement.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current net asset value, market price and other information regarding the fund's portfolio holdings and allocations.


--------------------------------------------------------------------------------
2                                                        2004 Semi-Annual Report

Thank you for your investment in the High Income Opportunity Fund Inc.
We appreciate that you have entrusted us to manage your money and value our relationship with you.


Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 19, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 5 through 19 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) RISKS: The fund invests in high yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. In addition, it may invest in foreign securities, which are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
(ii) NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares, which may be more or less than the fund's NAV.
(iii) The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
(iv) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended March 31, 2004 calculated among the eight funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              3

--------------------------------------------------------------------------------
Take Advantage of the Fund's Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains distributions, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), PFPC Inc. ("Plan Agent") will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV previously determined before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 31. To find out more detailed information about the Plan and about how you can participate, please call the Plan Agent at 1-800-331-1710.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4                                                        2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                               March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
CORPORATE BONDS & NOTES -- 95.0%

Aerospace & Defense -- 0.5%
     1,600,000       CCC+   Dunlop Standard Aerospace Holdings PLC, Sr. Notes,
                               11.875% due 5/15/09                                            $  1,712,000
       650,000       BB-    Sequa Corp., Sr. Notes, 9.000% due 8/1/09                              734,500
----------------------------------------------------------------------------------------------------------
                                                                                                 2,446,500
----------------------------------------------------------------------------------------------------------
Airlines -- 1.1%
                            Continental Airlines, Inc., Pass-Through Certificates:
       571,321       BB        Series 00-2, Class C, 8.312% due 4/2/11                             498,061
     2,380,000       B         Series 01-2, Class D, 7.568% due 12/1/06                          2,045,501
     1,555,000       BB-       Series 99-2, Class C-2, 7.434% due 9/15/04                        1,536,559
                            United Air Lines, Inc., Pass-Through Certificates:
       962,969       CCC       Series 00-1, Class B, 8.030% due 7/1/11                             329,676
     2,268,135       CCC+      Series 00-2, Class B, 7.811% due 10/1/09                            956,280
                               Series 01-1:
       460,000       B+           Class B, 6.932% due 9/1/11                                       216,889
     1,045,000       CCC+         Class C, 6.831% due 9/1/08                                       215,714
----------------------------------------------------------------------------------------------------------
                                                                                                 5,798,680
----------------------------------------------------------------------------------------------------------
Automotive -- 2.7%
       695,000       B+     Arvin Capital I, Capital Securities, 9.500% due 2/1/27                 750,600
                            Dana Corp., Notes:
     1,925,000       BB        6.500% due 3/1/09                                                 2,059,750
       875,000       BB        10.125% due 3/15/10                                               1,015,000
     2,200,000       B-     Eagle-Picher Industries, Inc., Sr. Notes,
                               9.750% due 9/1/13                                                 2,420,000
       775,000       BBB-   Ford Motor Co., Notes, 7.450% due 7/16/31                              776,221
     1,325,000       BBB-   Ford Motor Credit Co., Notes, 7.250% due 10/25/11                    1,437,153
     1,275,000       BBB    General Motors Acceptance Corp., Notes,
                               6.875% due 8/28/12                                                1,379,382
                            General Motors Corp.:
       450,000       BBB       Debentures, 8.375% due 7/15/33                                      511,972
     2,125,000       BBB       Sr. Notes, 7.125% due 7/15/13                                     2,325,375
     1,000,000       CCC+   Tenneco Automotive Inc., Sr. Secured 2nd Lien Notes,
                               Series B, 10.250% due 7/15/13                                     1,155,000
       276,000       BB-    TRW Automotive Inc., Sr. Sub. Notes,
                               11.000% due 2/15/13                                                 331,200
----------------------------------------------------------------------------------------------------------
                                                                                                14,161,653
----------------------------------------------------------------------------------------------------------
Building Products -- 1.3%
                            Associated Materials Inc.:
     3,750,000       B-        Sr. Discount Notes, step bond to yield
                                  11.246% due 3/1/14 (b)                                         2,296,875
       435,000       B-        Sr. Sub. Notes, 9.750% due 4/15/12                                  487,200
     1,745,000       B-     Atrium Cos. Inc., Sr. Sub. Notes, Series B,
                               10.500% due 5/1/09                                                1,845,337
     2,185,000       B-     Nortek Inc., Sr. Sub. Notes, Series B, 9.875% due 6/15/11            2,469,050
----------------------------------------------------------------------------------------------------------
                                                                                                 7,098,462
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              5

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Business -- 1.6%
     1,990,000       B-     Advanstar Communications Inc., Sr. Secured Notes,
                               8.620% due 8/15/08 (c)                                         $  2,101,937
     2,845,000       BBB-   Avis Group Holdings Inc., Sr. Sub. Notes,
                               11.000% due 5/1/09                                                3,007,256
       550,000       B      Iron Mountain Inc., Sr. Sub. Notes, 8.625% due 4/1/13                  602,250
     1,460,000       BB-    Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12                     1,613,300
     1,125,000       B-     Muzak Finance Corp., Sr. Notes, 10.000% due 2/15/09                  1,171,406
     4,770,000       D      Outsourcing Solutions Inc., Sr. Sub. Notes, Series B,
                               11.000% due 11/1/06 (d)                                              48,893
----------------------------------------------------------------------------------------------------------
                                                                                                 8,545,042
----------------------------------------------------------------------------------------------------------
Cable & Media -- 9.7%
       525,000       BB+    Avista Corp., Sr. Notes, 9.750% due 6/1/08                             635,250
                            Charter Communications Holdings, LLC:
                               Sr. Discount Notes:
     8,655,000       CCC-         Step bond to yield 11.732% due 1/15/10                         7,010,550
     2,735,000       CCC-         Step bond to yield 11.668% due 1/15/11                         1,969,200
     3,880,000       CCC-         Step bond to yield 17.391% due 5/15/11                         2,483,200
     2,600,000       CCC-      Sr. Notes, 10.750% due 10/1/09                                    2,288,000
                            CSC Holdings Inc.:
     2,425,000       BB-       Sr. Debentures, 7.625% due 7/15/18                                2,570,500
                               Sr. Notes:
     1,025,000       BB-          7.875% due 12/15/07                                            1,107,000
                                  Series B:
     1,200,000       BB-             8.125% due 7/15/09                                          1,296,000
       700,000       BB-             7.625% due 4/1/11                                             742,000
     1,955,000       B+        Sr. Sub. Debentures, 10.500% due 5/15/16                          2,267,800
     2,375,000       BB-    DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13                  2,719,375
                            Echostar DBS Corp., Sr. Notes:
     3,495,000       BB-       10.375% due 10/1/07                                               3,818,287
     1,979,000       BB-       9.125% due 1/15/09                                                2,246,165
     2,630,000       B-     Insight Communications Co., Inc., Sr. Discount Notes,
                               step bond to yield 13.766% due 2/15/11                            2,235,500
       650,000       B+     Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10                  702,000
     3,075,000       B+     Mediacom Broadband LLC, Sr. Notes,
                               11.000% due 7/15/13                                               3,305,625
        75,000       B+     Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13                   74,625
                            Pegasus Communications Inc., Sr. Notes, Series B:
       175,000       CCC-      9.625% due 10/15/05                                                 156,844
       710,000       CCC-      9.750% due 12/1/06                                                  629,237
       870,000       CCC-   Pegasus Satellite Communications, Inc., Sr. Discount
                               Notes, step bond to yield 19.102% due 3/1/07                        648,150
     4,500,000       BB-    Rogers Cablesystems, Ltd., Sr. Sub. Notes,
                               11.000% due 12/1/15                                               5,242,500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6                                                        2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Cable & Media -- 9.7% (continued)
     2,575,000       BBB+   Time Warner Inc., Sr. Debentures, 6.625% due 5/15/29              $  2,700,699
                            Vivendi Universal SA, Sr. Notes:
     3,200,000       Ba3*      6.250% due 7/15/08                                                3,472,000
     1,200,000       BB        9.250% due 4/15/10                                                1,440,000
----------------------------------------------------------------------------------------------------------
                                                                                                51,760,507
----------------------------------------------------------------------------------------------------------
Capital Goods -- 0.2%
     1,150,000       B      Terex Corp., Sr. Sub. Notes, Series B,
                               10.375% due 4/1/11                                                1,316,750
----------------------------------------------------------------------------------------------------------
Cellular & PCs -- 3.8%
     1,157,300       CCC-   AirGate PCS, Inc., Sr. Sub. Secured Notes,
                               9.375% due 9/1/09                                                 1,099,435
                            Alamosa Delaware Inc:
     3,008,457       CCC       Sr. Discount Notes, step bond to yield
                                  11.437% due 7/31/09                                            2,752,738
       568,750       CCC       Sr. Notes, 11.000% due 7/31/10                                      609,984
       250,000       B-     American Cellular Corp., Sr. Notes, Series B,
                               10.000% due 8/1/11                                                  241,250
                            AT&T Wireless Services Inc.:
     3,825,000       BBB       Notes, 8.125% due 5/1/12                                          4,667,930
                               Sr. Notes:
     4,425,000       BBB          7.875% due 3/1/11                                              5,285,654
       100,000       BBB          8.750% due 3/1/31                                                130,171
       525,000       CCC+   Dobson Communications Corp., Sr. Notes,
                               8.875% due 10/1/13                                                  414,750
       890,000       D      Horizon PCS Inc., Sr. Discount Notes, step bond to yield
                               14.482% due 10/1/10 (d)                                             200,250
                            Nextel Communications, Inc., Sr. Notes:
     1,375,000       BB        9.375% due 11/15/09                                               1,502,187
     1,875,000       BB        7.375% due 8/1/15                                                 2,039,062
       998,000       CCC+   Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09                1,177,640
----------------------------------------------------------------------------------------------------------
                                                                                                20,121,051
----------------------------------------------------------------------------------------------------------
Chemicals -- 5.7%
     1,020,000       B+     Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11                      1,162,800
       745,000       CCC    Avecia Group PLC, Sr. Notes, 11.000% due 7/1/09                        636,975
     2,400,000       B+     Equistar Chemical L.P., Sr. Notes, 10.625% due 5/1/11                2,598,000
       700,000       BB+    FMC Corp., Medium-Term Notes, Series A,
                               6.750% due 5/5/05                                                   721,000
    15,785,000       CCC+   Huntsman International Holdings LLC., Sr. Discount
                               Notes, zero coupon bond to yield
                               13.091% due 12/31/09                                              7,340,025
       870,000       B-     Huntsman International LLC, Sr. Notes,
                               9.875% due 3/1/09                                                   961,350
     1,750,000       B+     IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11             2,082,500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              7

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Chemicals -- 5.7% (continued)
     1,750,000       BB-    ISP Chemco Inc., Sr. Sub. Notes, Series B,
                               10.250% due 7/1/11                                             $  1,990,625
     1,715,000       B+     ISP Holdings Inc., Sr. Secured Notes, Series B,
                               10.625% due 12/15/09                                              1,912,225
                            Lyondell Chemical Co., Sr. Secured Notes:
     1,745,000       B+        11.125% due 7/15/12                                               1,884,600
       900,000       B+        Series B, 9.875% due 5/1/07                                         938,250
       700,000       BBB-   Methanex Corp., Sr. Notes, 8.750% due 8/15/12                          805,000
       655,000       B-     OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11                    677,925
     2,800,000       CCC+   Resolution Performance Products Inc., Sr. Sub. Notes,
                               13.500% due 11/15/10                                              2,352,000
                            Rhodia SA:
       250,000       CCC+      Sr. Notes, 7.625% due 6/1/10 (b)                                    231,250
     2,750,000       CCC+      Sr. Sub. Notes, 8.875% due 6/1/11 (b)                             2,310,000
       170,000       B+     Terra Capital Inc., Sr. Secured Notes,
                               12.875% due 10/15/08                                                201,450
     1,450,000       B+     Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11               1,609,500
----------------------------------------------------------------------------------------------------------
                                                                                                30,415,475
----------------------------------------------------------------------------------------------------------
Consumer Products -- 4.7%
     2,100,000       B+     AKI, Inc., Sr. Notes, 10.500% due 7/1/08                             2,194,500
                            American Greetings Corp.:
     1,220,000       BBB-      Notes, 6.100% due 8/1/28                                          1,323,700
       790,000       BB+       Sr. Sub. Notes, 11.750% due 7/15/08                                 928,250
     2,550,000       CCC+   Home Interiors & Gifts, Inc., Sr. Sub. Notes,
                               10.125% due 6/1/08                                                2,594,625
     2,200,000       B-     Icon Health & Fitness, Inc., Sr. Sub. Notes,
                               11.250% due 4/1/12                                                2,541,000
     2,150,000       B      Playtex Products, Inc., Sr. Secured Notes,
                               8.000% due 3/1/11 (b)                                             2,246,750
                            Sealy Mattress Co.:
     2,390,000       B-        Sr. Sub. Discount Notes, Series B,
                                  10.875% due 12/15/07                                           2,494,562
                               Sr. Sub. Notes:
     1,300,000       B-           8.250% due 6/15/14 (b)                                         1,306,500
     1,025,000       B-           Series B, 9.875% due 12/15/07                                  1,066,430
                            Service Corp. International:
     1,225,000       BB-       Debentures, 7.875% due 2/1/13                                     1,316,875
                               Notes:
     1,365,000       BB-          6.875% due 10/1/07                                             1,440,075
     1,715,000       BB-          6.500% due 3/15/08                                             1,787,887
     1,395,000       B      Sola International Inc., Notes, 6.875% due 3/15/08                   1,417,669
     1,880,000       B+     Stewart Enterprises, Inc., Sr. Sub. Notes,
                               10.750% due 7/1/08                                                2,124,400
----------------------------------------------------------------------------------------------------------
                                                                                                24,783,223
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                                        2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Containers & Packaging -- 2.8%
     2,275,000       B+     Anchor Glass Container Corp., Sr. Secured Notes,
                               11.000% due 2/15/13                                            $  2,656,062
     3,420,000       BB-    Owens-Brockway Glass Container Inc., Sr. Secured Notes,
                               8.875% due 2/15/09                                                3,710,700
       700,000       B      Owens-Illinois Inc., Sr. Notes, 7.150% due 5/15/05                     728,000
     1,625,000       B+     Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11               1,771,250
                            Pliant Corp.:
     1,100,000       B-        Sr. Secured 2nd Lien Notes, 11.125% due 9/1/09                    1,155,000
       245,000       B-        Sr. Sub. Notes, 13.000% due 6/1/10                                  213,150
       725,000       B      Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10                  590,875
     1,550,000       BBB    Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)                      1,787,576
                            Tekni-Plex Inc.:
     1,000,000       B-        Sr. Secured Notes, 8.750% due 11/15/13 (b)                        1,000,000
     1,385,000       B-        Sr. Sub. Notes, Series B, 12.750% due 6/15/10                     1,457,713
----------------------------------------------------------------------------------------------------------
                                                                                                15,070,326
----------------------------------------------------------------------------------------------------------
Drillers & Service -- 0.5%
     1,890,000       BB     Pride International Inc., Sr. Notes, 10.000% due 6/1/09              2,003,400
       865,000       BB-    SESI, LLC, Sr. Notes, 8.875% due 5/15/11                               947,175
----------------------------------------------------------------------------------------------------------
                                                                                                 2,950,575
----------------------------------------------------------------------------------------------------------
Energy -- 7.1%
                            Dynegy Holdings Inc.:
     4,500,000       B-        2nd Priority Sr. Secured Notes,
                                  7.620% due 7/15/08 (b)(c)                                      4,736,250
     4,500,000       CCC+      Sr. Debentures, 7.625% due 10/15/26                               3,667,500
                            El Paso Corp., Sr. Medium-Term Notes:
       750,000       CCC+      7.800% due 8/1/31                                                   605,625
     6,275,000       CCC+      7.750% due 1/15/32                                                5,067,062
       938,000       BB-    El Paso Energy Partners L.P., Sr. Sub. Notes, Series B,
                               8.500% due 6/1/11                                                 1,069,320
     2,075,000       BB-    Leviathan Gas Pipeline Partners, L.P., Sr. Sub. Notes,
                               Series B, 10.375% due 6/1/09                                      2,209,875
     1,725,000       B+     Magnum Hunter Resources, Inc., Sr. Notes,
                               9.600% due 3/15/12                                                1,936,312
                            Plains Exploration & Production Co., Sr. Sub. Notes:
     1,250,000       B         8.750% due 7/1/12                                                 1,412,500
       875,000       B         Series B, 8.750% due 7/1/12                                         988,750
                            Pogo Producing Co., Sr. Sub. Notes, Series B:
       345,000       BB        10.375% due 2/15/09                                                 365,700
       520,000       BB        8.250% due 4/15/11                                                  587,600
                            Swift Energy Co., Sr. Sub. Notes:
     1,600,000       B         10.250% due 8/1/09                                                1,720,000
       700,000       B         9.375% due 5/1/12                                                   784,000
                            Vintage Petroleum, Inc.:
     1,210,000       BB-       Sr. Notes, 8.250% due 5/1/12                                      1,367,300
     1,600,000       B         Sr. Sub. Notes, 7.875% due 5/15/11                                1,728,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              9

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Energy -- 7.1% (continued)
       875,000       B+     Westport Resources Corp., Sr. Sub. Notes,
                               8.250% due 11/1/11$                                                 977,812
                            The Williams Cos., Inc.:
                               Notes:
     1,825,000       B+           7.625% due 7/15/19                                             1,861,500
     2,950,000       B+           7.875% due 9/1/21                                              3,001,625
       700,000       B+           8.750% due 3/15/32                                               745,500
     2,500,000       B+        Sr. Notes, 8.625% due 6/1/10                                      2,762,500
----------------------------------------------------------------------------------------------------------
                                                                                                37,594,731
----------------------------------------------------------------------------------------------------------
Financial & Leasing -- 1.4%
     9,956,016       D      Airplanes Pass-Through Trust, Corporate Asset-Backed
                               Securities, Sub. Notes, Series D, 10.875% due 3/15/12 (d)                 0
     1,680,000       BB     Markel Capital Trust I, Capital Securities, Series B,
                               8.710% due 1/1/46                                                 1,812,915
     5,500,000       CCC-   Ocwen Capital Trust I, Capital Securities,
                               10.875% due 8/1/27                                                5,555,000
----------------------------------------------------------------------------------------------------------
                                                                                                 7,367,915
----------------------------------------------------------------------------------------------------------
Food Processing/Beverages/Tobacco -- 1.7%
       875,000       B+     Cott Beverages USA Inc., Sr. Sub. Notes,
                               8.000% due 12/15/11                                                 966,875
       995,000       BB-    Dean Foods Co., Sr. Notes, 6.900% due 10/15/17                       1,049,725
     1,125,000       B      Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12                 1,271,250
                            Doane Pet Care Co.:
     2,575,000       CCC       Sr. Notes, 10.750% due 3/1/10                                     2,697,312
       175,000       CCC       Sr. Sub. Notes, 9.750% due 5/15/07                                  155,313
     1,600,000       B      Land O' Lakes Inc., Sr. Secured Notes,
                               9.000% due 12/15/10 (b)                                           1,624,000
       175,000       B-     Premier International Foods PLC, Sr. Notes,
                               12.000% due 9/1/09                                                  189,875
     1,075,000       BB+    Standard Commercial Tobacco Co., Sr. Notes,
                               8.875% due 8/1/05                                                 1,096,500
----------------------------------------------------------------------------------------------------------
                                                                                                 9,050,850
----------------------------------------------------------------------------------------------------------
Gaming -- 3.6%
     2,170,000       B      Ameristar Casinos, Inc., Sr. Sub. Notes,
                               10.750% due 2/15/09                                               2,519,912
                            Caesars Entertainment Inc., Sr. Sub. Notes:
     1,300,000       BB-       9.375% due 2/15/07                                                1,469,000
     1,325,000       BB-       8.875% due 9/15/08                                                1,517,125
     2,545,000       BB-       8.125% due 5/15/11                                                2,920,387
       625,000       B+     Horseshoe Gaming Holding Corp., Sr. Sub. Notes,
                               Series B, 8.625% due 5/15/09                                        657,813


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                                       2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Gaming -- 3.6% (continued)
                            Mandalay Resort Group:
       700,000       BB-       Sr. Sub. Debentures, 7.625% due 7/15/13                        $    770,000
     1,725,000       BB-       Sr. Sub. Notes, Series B, 10.250% due 8/1/07                      2,039,812
                            MGM MIRAGE, Sr. Sub. Notes:
       875,000       BB-       9.750% due 6/1/07                                                 1,015,000
     2,050,000       BB-       8.375% due 2/1/11                                                 2,378,000
       800,000       B+     Station Casinos, Inc., Sr. Sub. Notes,
                               6.875% due 3/1/16 (b)                                               826,000
     2,615,000       B-     Venetian Casino Resort, LLC, Mortgage Secured Notes,
                               11.000% due 6/15/10                                               3,020,325
----------------------------------------------------------------------------------------------------------
                                                                                                19,133,374
----------------------------------------------------------------------------------------------------------
Healthcare -- 3.6%
     1,350,000       CC     aaiPharma Inc., Sr. Sub. Notes, 11.000% due 4/1/10                   1,086,750
                            AmeriPath, Inc., Sr. Sub. Notes:
     1,600,000       B-        10.500% due 4/1/13                                                1,640,000
       850,000       B-        10.500% due 4/1/13 (b)                                              871,250
     2,900,000       B-     Athena Neurosciences Financial LLC, Sr. Notes,
                               7.250% due 2/21/08                                                2,925,375
     1,898,881       B+     Dade Behring Holdings Inc., Sr. Sub. Notes,
                               11.910% due 10/3/10                                               2,193,208
       775,000       B      Extendicare Health Services, Inc., Sr. Sub. Notes,
                               9.500% due 7/1/10                                                   869,938
     2,250,000       B-     InSight Health Services, Corp., Sr. Sub. Notes, Series B,
                               9.875% due 11/1/11                                                2,266,875
                            Tenet Healthcare Corp.:
     4,275,000       B-        Notes, 7.375% due 2/1/13                                          3,879,562
       575,000       B-        Sr. Notes, 5.375% due 11/15/06                                      543,375
     2,450,000       CCC+   Vanguard Health Systems, Sr. Sub. Notes,
                               9.750% due 8/1/11                                                 2,652,125
----------------------------------------------------------------------------------------------------------
                                                                                                18,928,458
----------------------------------------------------------------------------------------------------------
Home Builders -- 2.0%
                            D.R. Horton Inc.:
     1,140,000       BB+       Sr. Notes, 8.000% due 2/1/09                                      1,322,400
       910,000       BB-       Sr. Sub. Notes, 9.375% due 3/15/11                                1,041,950
     1,350,000       BB-    KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11                          1,539,000
     1,490,000       BBB-   Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10                 1,702,461
       650,000       BBB-   The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10                   744,250
     1,715,000       BB-    Schuler Homes Inc., Sr. Sub. Notes,
                               10.500% due 7/15/11                                               2,032,275
                            Standard Pacific Corp.:
     1,140,000       BB        Sr. Notes, 8.500% due 4/1/09                                      1,194,150
       875,000       B+        Sr. Sub. Notes, 9.250% due 4/15/12                                1,030,312
----------------------------------------------------------------------------------------------------------
                                                                                                10,606,798
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             11

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Industrial -- 1.6%
     1,235,000       NR     Aqua-Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08                $  1,018,875
       435,000       BB-    Case Credit Corp., Notes, 6.75% due 10/21/07                           443,700
       375,000       BB-    Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)                425,625
     1,400,000       B-     Columbus McKinnon Corp., Sr. Secured Notes,
                               10.000% due 8/1/10                                                1,519,000
     1,975,000       B      FlowServe Corp., Sr. Sub. Notes, 12.250% due 8/15/10                 2,286,063
     1,175,000       B-     Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)                      1,210,250
       690,000       B+     NMHG Holding Co., 10.000% due 5/15/09                                  762,450
       625,000       B-     Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12                    687,500
----------------------------------------------------------------------------------------------------------
                                                                                                 8,353,463
----------------------------------------------------------------------------------------------------------
Industrial Service -- 1.7%
                            Allied Waste North America, Inc., Series B:
                               Sr. Notes:
     2,580,000       BB-          8.500% due 12/1/08                                             2,902,500
        80,000       BB-          7.875% due 1/1/09                                                 83,600
     3,680,000       B+        Sr. Sub. Notes, 10.000% due 8/1/09                                3,965,200
     1,600,000       B-     Brand Services Inc., Sr. Notes, 12.000% due 10/15/12                 1,872,000
----------------------------------------------------------------------------------------------------------
                                                                                                 8,823,300
----------------------------------------------------------------------------------------------------------
International Cable -- 0.2%
     1,420,000(GBP)  C      TeleWest Communications PLC, Bonds,
                               5.250% due 2/19/07 (b)(d)                                         1,332,855
----------------------------------------------------------------------------------------------------------
Leisure -- 0.5%
       846,000       CCC+   AMC Entertainment Inc., Sr. Sub. Notes,
                               9.500% due 2/1/11                                                   888,300
     2,700,000       B-     Cinemark, Inc., Sr. Discount Notes, step bond to yield
                               9.747% due 3/15/14 (b)                                            1,687,500
----------------------------------------------------------------------------------------------------------
                                                                                                 2,575,800
----------------------------------------------------------------------------------------------------------
Lodging -- 2.5%
     1,550,000       CCC+   Courtyard By Marriott II L.P., Sr. Notes, Series B,
                               10.750% due 2/1/08                                                1,561,625
     2,600,000       B-     Felcor Lodging L.P., Sr. Notes, 10.000% due 9/15/08                  2,782,000
                            Hilton Hotels Corp., Sr. Notes:
     1,360,000       BBB-      7.950% due 4/15/07                                                1,516,400
       275,000       BBB-      7.625% due 12/1/12                                                  317,281
     2,920,000       B+     Host Marriott L.P., Notes, Series I, 9.500% due 1/15/07              3,285,000
     2,550,000       CCC+   MeriStar Hospitality Operating Partnership, L.P.,
                               Sr. Notes, 10.500% due 6/15/09                                    2,754,000
     1,250,000       BB+    Starwood Hotels & Resorts Worldwide, Inc., Notes,
                               7.875% due 5/1/12                                                 1,418,750
----------------------------------------------------------------------------------------------------------
                                                                                                13,635,056
----------------------------------------------------------------------------------------------------------
Machinery -- 0.4%
     2,280,000       CCC+   Park-Ohio Industries Inc., Sr. Sub. Notes,
                               9.250% due 12/1/07                                                2,291,400
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                                       2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Networks -- 5.3%
                            AT&T Corp., Sr. Notes:
     2,250,000       BBB       8.050% due 11/15/11                                            $  2,634,912
     1,900,000       BBB       8.750% due 11/15/31                                               2,248,939
     2,955,000(EUR)  B-     Colt Telecom Group PLC, Bonds, 2.000% due 4/3/07 (b)                 4,200,002
                            Qwest Corp.:
     2,100,000       B-        Debentures, 6.875% due 9/15/33                                    1,869,000
     4,025,000       B-        Notes, 9.125% due 3/15/12 (b)(c)                                  4,588,500
     1,583,000       CCC+   Qwest Services Corp., 14.000% due 12/15/14 (b)                       1,919,387
                            Sprint Capital Corp.:
     5,550,000       BBB-      Notes, 8.750% due 3/15/32                                         7,040,042
     3,250,000       BBB-      Sr. Notes, 6.875% due 11/15/28                                    3,387,303
----------------------------------------------------------------------------------------------------------
                                                                                                27,888,085
----------------------------------------------------------------------------------------------------------
Paper & Forest Products -- 4.5%
     2,250,000       BB     Abitibi-Consolidated Inc., Debentures,
                               8.850% due 8/1/30                                                 2,296,649
     1,700,000       B+     Appleton Papers Inc., Sr. Sub. Notes, Series B,
                               12.500% due 12/15/08                                              1,929,500
       850,000       B-     Blue Ridge Paper Products Inc., Sr. Secured Notes,
                               9.500% due 12/15/08 (b)                                             845,750
     3,000,000       BB     Bowater Inc., Debentures, 9.500% due 10/15/12                        3,420,000
                            Buckeye Technologies Inc., Sr. Sub. Notes:
       875,000       B         9.250% due 9/15/08                                                  879,375
     2,930,000       B         8.000% due 10/15/10                                               2,886,050
     1,875,000       B      JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12                       2,128,125
     2,500,000       B-     Newark Group Inc., Sr. Sub. Notes,
                               9.750% due 3/15/14 (b)                                            2,475,000
     4,635,000       B      Stone Container Finance, Sr. Notes,
                               11.500% due 8/15/06 (b)                                           4,774,050
     2,450,000       BB-    Tembec Industries, Inc., Sr. Notes, 8.625% due 6/30/09               2,462,250
----------------------------------------------------------------------------------------------------------
                                                                                                24,096,749
----------------------------------------------------------------------------------------------------------
Publishing & Printing -- 2.5%
     1,050,000       B      Dex Media East LLC/Dex Media East Finance Co., Notes,
                               12.125% due 11/15/12                                              1,231,125
                            Dex Media Inc., Discount Notes:
     3,000,000       B         Step bond to yield 8.372% due 11/15/13 (b)                        1,935,000
     1,250,000       B         Step bond to yield 9.161% due 11/15/13 (b)                          806,250
     1,450,000       B      Dex Media West LLC/Dex Media Finance Co.,
                               Sr. Sub. Notes, 9.875% due 8/15/13 (b)                            1,616,750
     2,985,517       B-     Hollinger Participation Trust, Sr. Notes, Payment-in-Kind,
                               12.125% due 11/15/10 (b)                                          3,459,468
     2,300,000       B      Houghton Mifflin Co., Sr. Discount Notes,
                               step bond to yield 11.240% due 10/15/13 (b)                       1,253,500
       875,000       B      PEI Holdings Inc., Sr. Secured Notes,
                               11.000% due 3/15/10                                               1,015,000


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             13

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Publishing & Printing -- 2.5% (continued)
       500,000       B+     R.H. Donnelley Finance Corp. I, Sr. Sub. Notes,
                               10.875% due 12/15/12 (b)                                       $    598,750
       625,000       B-     Vertis Inc., Secured Notes, 9.750% due 4/1/09                          679,688
       601,000       BB-    Yell Finance BV, Sr. Discount Notes, step bond to yield
                               12.263% due 8/1/11                                                  567,945
----------------------------------------------------------------------------------------------------------
                                                                                                13,163,476
----------------------------------------------------------------------------------------------------------
Radio -- 1.2%
     3,602,000       B-     Emmis Communications Corp., Sr. Discount Notes,
                               step bond to yield 12.307% due 3/15/11                            3,466,925
       375,000       B-     NextMedia Operating, Inc., Sr. Sub. Notes,
                               10.750% due 7/1/11                                                  421,875
     1,235,000       B-     Radio One, Inc., Sr. Sub. Notes, Series B,
                               8.875% due 7/1/11                                                 1,377,025
       850,000       CCC+   Spanish Broadcasting Systems, Sr. Sub. Notes,
                               9.625% due 11/1/09                                                  904,188
----------------------------------------------------------------------------------------------------------
                                                                                                 6,170,013
----------------------------------------------------------------------------------------------------------
Restaurant -- 0.5%
       525,000       CCC-   American Restaurant Group, Inc., Sr. Secured Notes,
                               Series D, 11.500% due 11/1/06                                       291,375
     1,230,000       CCC    CKE Restaurants, Inc., Sr. Sub. Notes, 9.125% due 5/1/09             1,282,275
       885,000       CCC-   Denny's Corp., Sr. Notes, 11.250% due 1/15/08                          805,350
       445,000       B-     Friendly Ice Cream Corp., Sr. Notes,
                               10.500% due 12/1/07                                                 462,800
----------------------------------------------------------------------------------------------------------
                                                                                                 2,841,800
----------------------------------------------------------------------------------------------------------
Retail -- 2.9%
       500,000       B      Cole National Group, Inc., Sr. Sub. Notes,
                               8.625% due 8/15/07                                                  517,500
       700,000       B-     Equinox Holdings Inc., Sr. Notes,
                               9.000% due 12/15/09 (b)                                             740,250
     1,250,000       CCC+   Eye Care Centers of America, Inc., Sr. Sub. Notes,
                               9.125% due 5/1/08                                                 1,254,688
                            The Gap, Inc., Notes:
       525,000       BB+       9.900% due 12/15/05                                                 590,625
       250,000       BB+       6.900% due 9/15/07                                                  278,750
     1,800,000       BB+       10.550% due 12/15/08                                              2,241,000
                            J.C. Penney Co. Inc., Notes:
     2,325,000       BB+       8.000% due 3/1/10                                                 2,737,688
     2,177,000       BB+       9.000% due 8/1/12                                                 2,775,675
       897,000       Aa2*   Pennzoil-Quaker State Co., Sr. Notes,
                               10.000% due 11/1/08                                               1,049,372
       880,000       BB-    The Pep Boys -- Manny, Moe & Jack, Medium-Term
                               Notes, Series A, 6.710% due 11/3/04                                 888,800
     1,944,000       BB     Saks Inc., Notes, 9.875% due 10/1/11                                 2,400,840
----------------------------------------------------------------------------------------------------------
                                                                                                15,475,188
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                                       2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Retail - Food & Drug -- 0.9%
       165,000       NR     Fleming Cos., Inc., Sr. Notes, 10.125% due 4/1/08 (d)             $     22,275
                            Rite Aid Corp.:
     1,845,000       B-        Notes, 7.125% due 1/15/07                                         1,854,225
                               Sr. Notes:
     2,680,000       B-           7.625% due 4/15/05                                             2,733,600
        75,000       B-           11.250% due 7/1/08                                                83,063
----------------------------------------------------------------------------------------------------------
                                                                                                 4,693,163
----------------------------------------------------------------------------------------------------------
Steel/Metal -- 2.6%
     3,100,000       B+     AK Steel Corp., Sr. Notes, 7.875% due 2/15/09                        2,852,000
     2,650,000       B-     IMCO Recycling Inc., Sr. Secured Notes,
                               10.375% due 10/15/10                                              2,848,750
     1,900,000       B-     Ispat Inland ULC, Sr. Secured Notes,
                               9.750% due 4/1/14 (b)                                             1,985,500
     1,315,000       BB     Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11                     1,505,675
     1,710,000       BBB-   Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                     2,143,632
     2,110,000       B+     Wolverine Tube, Inc., Sr. Notes, 10.500% due 4/1/09                  2,278,800
----------------------------------------------------------------------------------------------------------
                                                                                                13,614,357
----------------------------------------------------------------------------------------------------------
Supermarkets -- 0.7%
       425,000       BB-    Ahold Finance USA, Inc., Sr. Notes, 8.250% due 7/15/10                 473,875
     2,837,189       BB     Ahold Lease USA, Inc., Series 01-A-1, Pass-Through
                               Certificates, 7.820% due 1/2/20                                   2,966,635
----------------------------------------------------------------------------------------------------------
                                                                                                 3,440,510
----------------------------------------------------------------------------------------------------------
Technology -- 1.6%
       653,000       B+     Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09                      781,968
     1,555,000       NR     GT Group Telecom Inc., Sr. Discount Notes,
                               step bond to yield 15.233% due 2/1/10 (d)                               156
     3,350,000       B      Lucent Technologies Inc., Debentures,
                               6.450% due 3/15/29                                                2,847,500
     1,950,000       B      Nortel Networks Corp., Notes, 6.875% due 9/1/23                      1,872,000
       895,000       B      Northern Telecom Capital, Notes, 7.875% due 6/15/26                    921,850
     2,060,000       BBB-   Thomas & Betts Corp., Medium-Term Notes,
                               6.625% due 5/7/08                                                 2,240,250
----------------------------------------------------------------------------------------------------------
                                                                                                 8,663,724
----------------------------------------------------------------------------------------------------------
Television - Other -- 1.0%
     1,250,000       CCC    Granite Broadcasting Corp., Sr. Secured Notes,
                               9.750% due 12/1/10 (b)                                            1,212,500
     2,250,000       B-     Nexstar Finance, Inc., Sr. Sub. Notes,
                               7.000% due 1/15/14 (b)                                            2,238,750
                            Paxson Communications Corp.:
     1,370,000       CCC+      Sr. Sub. Discount Notes, step bond to yield
                                  12.309% due 1/15/09                                            1,171,350
       665,000       CCC+      Sr. Sub. Notes, 10.750% due 7/15/08                                 699,913
----------------------------------------------------------------------------------------------------------
                                                                                                 5,322,513
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             15

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Textile/Apparel -- 1.1%
     2,000,000       B-     Interface, Inc., Sr. Notes, 10.375% due 2/1/10                    $  2,270,000
                            Levi Strauss & Co.:
     1,255,000       CCC       Notes, 7.000% due 11/1/06                                           941,250
                               Sr. Notes:
     1,560,000       CCC          11.625% due 1/15/08                                            1,201,200
     1,015,000       CCC          12.250% due 12/15/12                                             771,400
       777,000       B+     The William Carter Co., Sr. Sub. Notes, Series B,
                               10.875% due 8/15/11                                                 907,148
----------------------------------------------------------------------------------------------------------
                                                                                                 6,090,998
----------------------------------------------------------------------------------------------------------
Towers -- 2.2%
     3,925,000       CCC    American Tower Corp., Sr. Notes, 9.375% due 2/1/09                   4,160,500
       985,000       CCC    American Tower Escrow Corp., Discount Notes,
                               zero coupon to yield 14.330% due 8/1/08                             696,888
                            Crown Castle International Corp., Sr. Notes:
     2,420,000       CCC       10.750% due 8/1/11                                                2,722,500
     1,150,000       CCC       7.500% due 12/1/13                                                1,135,625
     1,075,000       CCC-   SBA Communications Corp., Sr. Notes,
                               10.250% due 2/1/09                                                1,064,250
     1,700,000       CCC+   SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10                      1,827,500
----------------------------------------------------------------------------------------------------------
                                                                                                11,607,263
----------------------------------------------------------------------------------------------------------
Transportation -- Other -- 0.4%
     1,000,000       B+     General Maritime Corp., Sr. Notes, 10.000% due 3/15/13               1,125,000
       960,000       BB+    Windsor Petroleum Transport Corp., Notes,
                               7.840% due 1/15/21 (b)                                              993,600
----------------------------------------------------------------------------------------------------------
                                                                                                 2,118,600
----------------------------------------------------------------------------------------------------------
Utilities -- 6.7%
                            The AES Corp.:
                               Sr. Notes:
     3,455,000       B-           9.500% due 6/1/09                                              3,765,950
       100,000       B-           7.750% due 3/1/14                                                100,625
       400,000       B-        Sr. Sub. Notes, 8.500% due 11/1/07                                  410,000
     2,550,000       B      Allegheny Energy Supply Statutory Trust 2001,
                               Secured Notes, 10.250% due 11/15/07 (b)                           2,792,250
     7,570,000       CCC+   Calpine Canada Energy Finance ULC, Sr. Notes,
                               8.500% due 5/1/08                                                 5,639,650
                            Calpine Corp.:
     1,025,000       B         2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (b)              948,125
     1,690,000       CCC+      Sr. Notes, 8.625% due 8/15/10                                     1,250,600
       845,000       B+     CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04                       871,406
                            Edison Mission Energy, Sr. Notes:
     1,750,000       B         10.000% due 8/15/08                                               1,850,625
       800,000       B         7.730% due 6/15/09                                                  776,000
     3,000,000       B         9.875% due 4/15/11                                                3,172,500


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                                       2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    FACE
   AMOUNT+           RATING(a)                  SECURITY                                         VALUE
==========================================================================================================
Utilities -- 6.7% (continued)
     1,225,000       D      Mirant Americas Generation, LLC, Sr. Notes,
                               9.125% due 5/1/31 (d)                                          $    909,563
     3,950,000       B+     NRG Energy, Inc., 2nd Priority Sr. Secured Notes,
                               8.000% due 12/15/13 (b)                                           4,098,125
     2,350,000       B-     Orion Power Holdings Inc., Sr. Notes,
                               12.000% due 5/1/10                                                2,919,875
                            Reliant Resources, Inc., Secured Notes:
     2,925,000       B         9.250% due 7/15/10                                                3,188,250
     2,725,000       B         9.500% due 7/15/13                                                3,017,938
----------------------------------------------------------------------------------------------------------
                                                                                                35,711,482
----------------------------------------------------------------------------------------------------------
                            TOTAL CORPORATE BONDS & NOTES
                            (Cost -- $475,151,274)                                             505,060,165
==========================================================================================================
CONVERTIBLE BONDS -- 0.9%

Drillers & Services -- 0.1%
       410,000       CCC+   Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04                     412,050
----------------------------------------------------------------------------------------------------------
Technology -- 0.8%
     1,980,000       CCC+   Amkor Technology, Inc., Sub. Notes, 5.000% due 3/15/07               1,913,175
     4,405,000       B      Sanmina-SCI Corp., Sub. Debentures, zero coupon
                               bond to yield 10.665% due 9/12/20                                 2,318,131
----------------------------------------------------------------------------------------------------------
                                                                                                 4,231,306
----------------------------------------------------------------------------------------------------------
                            TOTAL CONVERTIBLE BONDS
                            (Cost -- $4,161,942)                                                 4,643,356
==========================================================================================================

    SHARES                                      SECURITY                                         VALUE
==========================================================================================================
CONVERTIBLE PREFERRED STOCK -- 0.7%
Aerospace & Defense -- 0.0%
         1,700              Northrop Grumman Corp., 7.250% due 11/16/04                            175,746
----------------------------------------------------------------------------------------------------------
Cellular & PCs -- 0.4%
         4,661              Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13                 2,196,272
----------------------------------------------------------------------------------------------------------
Technology -- 0.1%
         4,300              Motorola, Inc., 7.000% due 11/16/04                                    208,808
----------------------------------------------------------------------------------------------------------
Towers -- 0.2%
        19,800              Crown Castle International Corp., 6.250% due 8/15/12                   898,425
----------------------------------------------------------------------------------------------------------
                            TOTAL CONVERTIBLE PREFERRED STOCK
                            (Cost -- $2,449,020)                                                 3,479,251
==========================================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             17

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

    SHARES                                      SECURITY                                         VALUE
==========================================================================================================
COMMON STOCK (e) -- 0.2%

Cellular & PCs -- 0.1%
        47,800              AirGate PCS, Inc.                                                 $    716,952
        20,125              WebLink Wireless, Inc.                                                     201
----------------------------------------------------------------------------------------------------------
                                                                                                   717,153
----------------------------------------------------------------------------------------------------------
Competitive Local Exchange Carrier -- 0.0%
         3,736              McLeodUSA Inc., Class A Shares                                           5,567
----------------------------------------------------------------------------------------------------------
Food -- 0.0%
        73,499              Aurora Foods Inc.                                                            0
----------------------------------------------------------------------------------------------------------
Towers -- 0.1%
        31,904              Crown Castle International Corp.                                       402,948
----------------------------------------------------------------------------------------------------------
                            TOTAL COMMON STOCK
                            (Cost -- $1,318,360)                                                 1,125,668
==========================================================================================================

PREFERRED STOCK -- 0.0%

Cellular & PCs -- 0.0%
         1,353              Dobson Communications Corp., Payment-in-Kind,
                               13.000% due 5/1/09 (f)                                               92,323
----------------------------------------------------------------------------------------------------------
                            TOTAL PREFERRED STOCK
                            (Cost -- $29,561)                                                       92,323
==========================================================================================================
  WARRANTS                                      SECURITY                                         VALUE
==========================================================================================================
WARRANTS (e) -- 0.0%

Cable & Media -- 0.0%
         6,725              Iridium World Communications Ltd., Expire 7/15/05 (b)                       67
----------------------------------------------------------------------------------------------------------
Cellular & PCs -- 0.0%
         1,155              Horizon PCS Inc., Expire 10/1/10 (b)                                         0
         1,185              IWO Holdings Inc., Expire 1/15/11 (b)                                       12
----------------------------------------------------------------------------------------------------------
                                                                                                        12
----------------------------------------------------------------------------------------------------------
Competitive Local Exchange Carrier -- 0.0%
         6,975              RSL Communications, Ltd., Expire 11/15/06                                    0
----------------------------------------------------------------------------------------------------------
Containers & Packaging -- 0.0%
           245              Pliant Corp., Expire 6/1/10 (b)                                              2
----------------------------------------------------------------------------------------------------------
Financial & Leasing -- 0.0%
         1,765              Merrill Lynch Corp., Expire 5/1/09                                           0
        14,825              UIH Australia Pacific, Inc., Expire 5/15/06                                  0
----------------------------------------------------------------------------------------------------------
                                                                                                         0
----------------------------------------------------------------------------------------------------------
Networks -- 0.0%
         1,000              Jazztel PLC, Expire 7/15/10                                                  0
----------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                                       2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                   March 31, 2004
================================================================================

  WARRANTS                                      SECURITY                                         VALUE
==========================================================================================================
Technology -- 0.0%
         1,705              Cybernet Internet Services International, Inc.,
                              Expire 7/1/09 (b)                                               $          0
         1,555              GT Group Telecom Inc., Expire 2/1/10 (b)                                 1,166
         3,510              Viasystems Group Inc. Expire 1/31/10                                         0
         6,135              WAM!NET Inc., Expire 3/1/05                                                 61
----------------------------------------------------------------------------------------------------------
                                                                                                     1,227
----------------------------------------------------------------------------------------------------------
Towers -- 0.0%
           985              American Tower Corp., Expire 8/1/08 (b)                                140,363
----------------------------------------------------------------------------------------------------------
                            TOTAL WARRANTS
                            (Cost -- $1,494,113)                                                   141,671
==========================================================================================================
    FACE
   AMOUNT                                       SECURITY                                         VALUE
==========================================================================================================
REPURCHASE AGREEMENT -- 3.2%
$ 17,132,000                UBS Financial Services Inc. dated 3/31/04,
                               1.000% due 4/1/04; Proceeds at maturity --
                               $17,132,476; (Fully collateralized by U.S. Treasury Bills, due 5/13/04 to 9/23/04; Market value -- $17,474,712)
                               (Cost -- $17,132,000)                                            17,132,000
==========================================================================================================
                            TOTAL INVESTMENTS -- 100.0%
                            (Cost -- $501,736,270**)                                          $531,674,434
==========================================================================================================

+     Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.
(c) Interest rate shown reflects current rate on instruments with multi-coupon or variable rates.
(d)   Security is currently in default.
(e)   Non-income producing security.
(f) Payment-in-Kind security for which all or part of the income earned is paid by the issuance of additional stock until May 1, 2004.
**    Aggregate cost for Federal income tax purposes is substantially the same.

     Currency abbreviations used in this schedule:
     ---------------------------------------------
     EUR -- Euro
     GBP -- British Pound

     See page 20 for definitions of ratings.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             19

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.
AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B,   -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance,
CCC, CC     as predominantly speculative with respect to capacity to pay
and C       interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C"
            the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D        -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards.
            Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa      -- Bonds rated "Baa" are considered to be medium grade obligations;
            that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
Caa      -- Bonds rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.
Ca       -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C        -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR       -- Indicates that the bond is not rated by Standard & Poor's or
            Moody's.


--------------------------------------------------------------------------------
20                                                       2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                   March 31, 2004
================================================================================

ASSETS:
    Investments, at value (Cost -- $501,736,270)                        $ 531,674,434
    Cash                                                                          720
    Interest and dividends receivable                                      10,770,989
    Receivable for securities sold                                          1,771,000
    Other receivables                                                         199,868
    Prepaid expenses                                                            1,542
--------------------------------------------------------------------------------------
    Total Assets                                                          544,418,553
--------------------------------------------------------------------------------------
LIABILITIES:
    Payable for securities purchased                                        3,621,370
    Management fee payable                                                    527,669
    Accrued expenses                                                          331,431
--------------------------------------------------------------------------------------
    Total Liabilities                                                       4,480,470
--------------------------------------------------------------------------------------
 Total Net Assets                                                       $ 539,938,083
======================================================================================

NET ASSETS:
    Par value of capital shares                                         $      73,927
    Capital paid in excess of par value                                   880,665,431
    Overdistributed net investment income                                  (2,520,338)
    Accumulated net realized loss from investment transactions           (368,222,220)
    Net unrealized appreciation of investments and foreign currencies      29,941,283
--------------------------------------------------------------------------------------
Total Net Assets
    (Equivalent to $7.30 per share on 73,927,179 shares of
    $0.001 par value outstanding; 500,000,000 shares authorized)        $ 539,938,083
======================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             21

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended March 31, 2004

INVESTMENT INCOME:
   Interest                                                                         $24,250,732
   Dividends                                                                             75,544
------------------------------------------------------------------------------------------------
   Total Investment Income                                                           24,326,276
------------------------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                                            3,095,264
   Shareholder communications                                                           139,935
   Audit and legal                                                                      100,267
   Custody                                                                               33,851
   Listing fees                                                                          30,362
   Transfer agency services                                                              15,000
   Directors' fees                                                                        4,928
   Other                                                                                  6,153
------------------------------------------------------------------------------------------------
   Total Expenses                                                                     3,425,760
------------------------------------------------------------------------------------------------
Net Investment Income                                                                20,900,516
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
   Realized Gain From Investment Transactions (excluding short-term investments):
     Proceeds from sales                                                             79,702,907
     Cost of securities sold                                                         74,202,990
------------------------------------------------------------------------------------------------
   Net Realized Gain                                                                  5,499,917
------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation From:
     Investments                                                                     12,399,464
     Foreign currencies                                                                   2,141
------------------------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                                           12,401,605
------------------------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                                       17,901,522
------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                              $38,802,038
================================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                                       2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended March 31, 2004 (unaudited) and the Year Ended September 30, 2003

                                                               2004               2003
======================================================================================
OPERATIONS:
   Net investment income                               $  20,900,516    $  45,751,240
   Net realized gain (loss)                                5,499,917      (12,108,472)
   Increase in net unrealized appreciation                12,401,605       87,563,555
--------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                 38,802,038      121,206,323
--------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                 (22,174,037)     (44,735,429)
   Capital                                                        --       (5,250,728)
--------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                       (22,174,037)     (49,986,157)
--------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 5):
   Net asset value of shares issued
      for reinvestment of dividends                          586,748        9,892,385
--------------------------------------------------------------------------------------
   Increase in Net Assets From
      Fund Share Transactions                                586,748        9,892,385
--------------------------------------------------------------------------------------
Increase in Net Assets                                    17,214,749       81,112,551

NET ASSETS:
   Beginning of period                                   522,723,334      441,610,783
--------------------------------------------------------------------------------------
   End of period*                                      $ 539,938,083    $ 522,723,334
======================================================================================
* Includes overdistributed net investment income of:   $  (2,520,338)   $  (1,246,817)
======================================================================================


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             23

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

The High Income Opportunity Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are


--------------------------------------------------------------------------------
24                                                       2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The Fund may also enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward foreign exchange contract.

In addition, the Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

2.    Management Agreement

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3.    Investments

During the six months ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $78,885,376
--------------------------------------------------------------------------------
Sales                                                                 79,702,907
================================================================================


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             25

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 57,911,325
Gross unrealized depreciation                                       (27,973,161)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 29,938,164
================================================================================

4.    Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.    Capital Shares

Capital stock transactions were as follows:

                                        Six Months Ended                   Year Ended
                                         March 31, 2004                September 30, 2003
                                       ------------------              -------------------
                                      Shares        Amount           Shares          Amount
=============================================================================================
Shares issued on reinvestment         82,419       $586,748         1,497,997      $9,892,385
=============================================================================================

6.    Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee


--------------------------------------------------------------------------------
26                                                       2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             27

================================================================================
Financial Highlights
================================================================================

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

                               2004(1)(2)     2003(2)      2002         2001         2000         1999
=========================================================================================================
Net Asset Value,
  Beginning of Period           $  7.08       $  6.10     $  7.15     $   9.42     $  10.45     $  11.24
---------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income(3)         0.28          0.63        0.66         0.94         1.06         1.03
  Net realized and unrealized
     gain (loss)(3)                0.24          1.03       (0.96)       (2.20)       (1.13)       (0.79)
---------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                  0.52          1.66       (0.30)       (1.26)       (0.07)        0.24
---------------------------------------------------------------------------------------------------------
Gain From Repurchase of
  Treasury Stock                     --            --          --           --         0.05           --
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income           (0.30)        (0.61)      (0.67)       (1.01)       (1.01)       (1.03)
  Capital                            --         (0.07)      (0.08)       --           --           (0.00)*
---------------------------------------------------------------------------------------------------------
Total Distributions               (0.30)        (0.68)      (0.75)       (1.01)       (1.01)       (1.03)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $  7.30       $  7.08     $  6.10     $   7.15     $   9.42     $  10.45
---------------------------------------------------------------------------------------------------------
Total Return, Based on
  Market Price(4)                  5.28%++      31.00%      (8.20)%      (7.85)%       9.75%       (9.36)%
---------------------------------------------------------------------------------------------------------
Total Return, Based on
  Net Asset Value(4)               7.49%++      28.67%      (4.85)%     (14.25)%       0.98%        2.74%
---------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)      $   540       $   523     $   442     $    507     $    652     $    755
---------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                         1.27%+        1.28%       1.23%        1.26%        1.22%        1.20%
  Net investment income(3)         7.77+         9.46       10.04        11.22        10.21         9.28
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate              15%           37%         77%          83%          69%          83%
---------------------------------------------------------------------------------------------------------
Market Price,
  End of Period                 $  7.16       $  7.09     $  6.00     $  7.290     $  8.938     $  9.125
=========================================================================================================

(1)   For the six months ended March 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective October 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended September 30, 2002, the net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.68, $(0.98) and 10.13%, respectively. Per share information, ratios and supplemental data for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(4) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
28                                                       2004 Semi-Annual Report

================================================================================
Financial Data (unaudited)
================================================================================

For a share of capital stock outstanding throughout each period:

                                                                                     Dividend
                               NYSE            Net Asset         Distribution      Reinvestment
                           Closing Price         Value*              Paid             Price
===============================================================================================
Fiscal Year 2002
  October 23                   $7.28             $7.24              $0.0700           $7.24
  November 27                   7.74              7.42               0.0700            7.42
  December 24                   7.24              7.26               0.0700            7.26
  January 23                    7.63              7.27               0.0650            7.27
  February 19                   7.27              7.07               0.0650            7.07
  March 19                      7.50              7.13               0.0650            7.13
  April 23                      7.18              7.13               0.0570            7.13
  May 28                        7.12              7.02               0.0570            7.02
  June 25                       6.33              6.71               0.0570            6.24
  July 23                       5.55              6.31               0.0570            5.81
  August 27                     6.18              6.25               0.0570            6.21
  September 24                  5.87              6.12               0.0570            6.06
Fiscal Year 2003
  October 22                    5.69              5.86               0.0570            5.83
  November 25                   6.36              6.26               0.0570            6.26
  December 23                   6.17              6.28               0.0570            6.28
  January 28                    6.70              6.40               0.0570            6.40
  February 25                   6.88              6.40               0.0570            6.54
  March 25                      6.91              6.51               0.0570            6.57
  April 22                      6.92              6.73               0.0570            6.73
  May 27                        7.13              6.88               0.0570            6.88
  June 24                       7.25              7.07               0.0570            7.07
  July 22                       6.93              7.05               0.0570            7.04
  August 26                     7.04              6.90               0.0570            6.90
  September 23                  7.00              7.05               0.0570            7.05
Fiscal Year 2004
  October 28                    7.09              7.12               0.0500            7.12
  November 24                   7.04              7.17               0.0500            7.13
  December 22                   7.12              7.30               0.0500            7.17
  January 27                    7.27              7.45               0.0500            7.36
  February 24                   7.20              7.30               0.0500            7.26
  March 23                      7.04              7.28               0.0500            7.10
===============================================================================================

*     As of record date.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             29

================================================================================
Additional Shareholder Information (unaudited)
================================================================================

Result of Annual Meeting to Shareholders

The Annual Meeting of Shareholders of High Income Opportunity Fund Inc. was held on April 29, 2004, for the purpose of considering and voting upon the election of three Class III Directors, each for a three year term. The following table provides information concerning the matters voted upon at the Meeting:

Election of Directors*

Nominees                             Votes For                    Votes Withheld
================================================================================
Jane F. Dasher                      59,610,939                       1,968,675
Donald R. Foley                     59,498,455                       2,081,169
Paul Hardin                         59,538,028                       2,041,586
================================================================================
* The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Lee Abraham, Allan J. Bloostein, R. Jay Gerken, Richard E. Hanson, Jr., Roderick C. Rasmussen and John P. Toolan.


--------------------------------------------------------------------------------
30                                                       2004 Semi-Annual Report

================================================================================
Dividend Reinvestment Plan (unaudited)
================================================================================

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Inc. ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share of the common stock on the determination date (generally, the record date for the distribution), the Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of NAV determined as described below or 95% of the market price of the common stock.

If the market price of the common stock is less than the NAV of the common stock at the time of valuation (which is the close of business on the determination date) PFPC will buy common stock in the open market, on the stock exchange or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the NAV of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) NAV as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the NAV of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             31

================================================================================
Dividend Reinvestment Plan (unaudited) (continued)
================================================================================

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of each Plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027 or by telephone at 1-800-331-1710.

                        --------------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market price, shares of its common stock in the open market.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is intended only for the shareholders of the High Income Opportunity Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.


--------------------------------------------------------------------------------
32                                                       2004 Semi-Annual Report

--------------------------------------------------------------------------------

          HIGH INCOME
    ---------------------                       [GRAPHIC OMITTED]
    Opportunity Fund Inc.

--------------------------------------------------------------------------------

DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Beth A. Semmel, CFA
Vice President and
Investment Officer

Peter J. Wilby, CFA
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

           [LOGO]

            HIO
           ------
           Listed
           ------
            NYSE
THE NEW YORK STOCK EXCHANGE

HIGH INCOME OPPORTUNITY FUND INC.
125 Broad Street
10th Floor, MF-2
New York, New York 10004


FD0802 5/04
04-6630

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

         Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

High Income Opportunity Fund Inc.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         High Income Opportunity Fund Inc.

Date:    June 4, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         High Income Opportunity Fund Inc.

Date:    June 4, 2004

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         High Income Opportunity Fund Inc.

Date:    June 4, 2004